Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 3,884,420		¥ 3,268,237
Marketing expenses and promotion materials	3,161,538		3,063,280
Content cost	1,976,929		1,432,706
Accrued fixed assets related payables	1,012,438		1,027,401
Accrued revenue sharing	935,818		969,903
Professional fees and technical charges	925,419		789,955
Deferred government grants	460,360		356,239
Administrative expenses and other staff related cost	417,286		448,926
Server and bandwidth service fees	192,942		196,202
Accrued freight and warehousing charge	58,936		83,902
Acquisition considerations	13,544		204,229
Customer refund for licensed games	5,524		97,301
Others	1,183,878		732,625
Total accrued liabilities and other payables	¥ 14,229,032	$ 1,949,369	¥ 12,670,906